Capital and reserves - Summay of treasury shares Explanatory (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of Treasury Shares [Line Items]
Beginning balance, Carrying amount	¥ 151,668
Ending balance, Carrying amount	¥ 0	¥ 151,668
Treasury shares [member]
Disclosure of Treasury Shares [Line Items]
Beginning balance ,shares	10,025,092	5,870,578
Repurchase of ordinary shares		1,892,780
Repurchase of redeemable preferred shares		2,547,980
Sales of non-redeemable preferred shares in treasury shares		(286,246)
Cancellation of ordinary shares in treasury shares	(10,025,092)
Ending balance, shares	0	10,025,092
Beginning balance, Carrying amount	¥ 151,668	¥ 91,841
Repurchase of ordinary shares		44,442
Repurchase of redeemable preferred shares		20,358
Sales of non-redeemable preferred shares in treasury shares		(4,973)
Cancellation of ordinary shares in treasury shares	(151,668)
Ending balance, Carrying amount	¥ 0	¥ 151,668